                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston,MA 02116

Form 13F File Number: 28-3499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7520

Signature, Place, and Date of Signing:

  /s/ Joseph F. Mazzella    Boston, Massachusetts          May 15, 2006
 ------------------------  ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $ 6,026,049 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name
     --- -------------------- --------------------
     01  File Number 28-7618  Jonathon S. Jacobson
     02  File Number 28-7616  Richard L. Grubman

          Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.

================================================================================

FORM 13F

Page 2 of 4   Name of Reporting Manager: Highfields Capital Management LP

================================================================================

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
Item 1:                       Item 2:         Item 3:  Item 4:   Item 5:             Item 6:   Item 7:         Item 8:
                                                                                                        ---VOTING AUTHORITY---
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
Name Of Issuer                Title Of Class   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Aetna Inc                     COM            00817Y108   1,474      30,000 SH  PUT    OTHER     01/02       30,000
Affiliated Computer Services  CL A           008190100  11,932     200,000 SH  PUT    OTHER     01/02      200,000
Allstate Corp                 COM            020002101  21,365     410,000 SH         OTHER     01/02      410,000
Altria Group Inc              COM            02209S103 124,005   1,750,000 SH         OTHER     01/02    1,750,000
Aramark Corp                  CL B           038521100  61,913   2,095,899 SH         OTHER     01/02    2,095,899
Archstone-Smith Trust         COM            039583109  14,631     300,000 SH  PUT    OTHER     01/02      300,000
Aspen Insurance Holdings Ltd  SHS            G05384105  40,605   1,646,600 SH         OTHER     01/02    1,646,600
Astoria Finl Corp             COM            046265104  12,008     387,849 SH         OTHER     01/02      387,849
AvalonBay Communities Inc     COM            053484101  11,172     102,400 SH  PUT    OTHER     01/02      102,400
Aztar Corp                    COM            054802103  52,488   1,250,000 SH         OTHER     01/02    1,250,000
Aztar Corp                    COM            054802103   1,629      38,800 SH  CALL   OTHER     01/02       38,800
Bear Stearns Cos Inc          COM            073902108   1,387      10,000 SH  PUT    OTHER     01/02       10,000
Berkshire Hathaway Inc        CL A           084670108  50,596         560 SH         OTHER     01/02          560
BlackRock Inc                 CL A           09247X101 112,042     800,300 SH         OTHER     01/02      800,300
Capital Source                COM            14055X102  11,979     481,683 SH         OTHER     01/02      481,683
CBS Corp                      CL B           124857202     959      40,000 SH  CALL   OTHER     01/02       40,000
Celanese Corp                 COM SER A      150870103  49,818   2,375,700 SH         OTHER     01/02    2,375,700
Centene Corp                  COM            15135B101  15,650     536,500 SH         OTHER     01/02      536,500
Centex Corp                   COM            152312104  20,457     330,000 SH         OTHER     01/02      330,000
Cerner Corp                   COM            156782104  11,459     241,500 SH  PUT    OTHER     01/02      241,500
Chevron Corp                  COM            166764100 103,187   1,780,000 SH         OTHER     01/02    1,780,000
Circuit City Stores Inc       COM            172737108  97,296   3,974,516 SH         OTHER     01/02    3,974,516
Comcast Corp                  CL A SPL       20030N200 140,018   5,360,548 SH         OTHER     01/02    5,360,548
Comcast Corp                  CL A           20030N101  22,890     875,011 SH         OTHER     01/02      875,011
ConocoPhillips                COM            20825C104 262,325   4,154,000 SH         OTHER     01/02    4,154,000
CVS Corp                      COM            126650100  44,805   1,500,000 SH         OTHER     01/02    1,500,000
Dell Inc                      COM            24702R101  68,448   2,300,000 SH         OTHER     01/02    2,300,000
DirecTV Group Inc             COM            25459L106 353,087  21,529,724 SH         OTHER     01/02   21,529,724
El Paso Corp                  COM            28336L109   9,916     822,900 SH  CALL   OTHER     01/02      822,900
EMC Corp                      COM            268648102   2,045     150,000 SH         OTHER     01/02      150,000
Equity Residential            SH BEN INT     29476L107  23,395     500,000 SH  PUT    OTHER     01/02      500,000
Exxon Mobil Corp              COM            30231G102  38,464     632,000 SH         OTHER     01/02      632,000
Ford Mtr Co                   COM PAR $0.01  345370860     796     100,000 SH         OTHER     01/02      100,000
Feder Home Ln Mtg Corp        COM            313400301 179,125   2,936,480 SH         OTHER     01/02    2,936,480
Gannett Co Inc                COM            364730101  47,337     790,000 SH         OTHER     01/02      790,000
Harrahs Entmt Inc             COM            413619107 189,505   2,430,799 SH         OTHER     01/02    2,430,799
Hilfiger Tommy Corp           ORD            G8915Z102  28,625   1,738,000 SH         OTHER     01/02    1,738,000
Hot Topic Inc                 COM            441339108  10,091     695,955 SH         OTHER     01/02      695,955
Hudson City Bancorp           COM            443683107 119,931   9,024,168 SH         OTHER     01/02    9,024,168
Intel Corp                    COM            458140100   2,903     150,000 SH         OTHER     01/02      150,000
International Game Technology COM            459902102  38,426   1,091,042 SH         OTHER     01/02    1,091,042
Investors Bancorp Inc         COM            46146P102  13,801     990,000 SH         OTHER     01/02      990,000
Ishares TR                    DJ US REAL EST 464287739  29,400     400,000 SH  PUT    OTHER     01/02      400,000
Ishares TR                    20+ YR TRS BD  464287432   4,347      50,000 SH         OTHER     01/02       50,000
Janus Capital Group Inc       COM            47102X105 102,608   4,428,481 SH         OTHER     01/02    4,428,481
JPMorgan Chase & Co           COM            46625H100 156,198   3,751,145 SH         OTHER     01/02    3,751,145

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
Item 1:                        Item 2:         Item 3:  Item 4:   Item 5:             Item 6:   Item 7:         Item 8:
                                                                                                         ---VOTING AUTHORITY---
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
Name Of Issuer              Title Of Class      CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- --------------     --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Kerr-McGee Corp              COM              492386107  99,849   1,045,755  SH        OTHER     01/02    1,045,755
Knight Ridder Inc            COM              499040103 168,240   2,661,598  SH        OTHER     01/02    2,661,598
Knology Inc                  COM              499183804   5,171     757,100  SH        OTHER     01/02      757,100
Kohls Corp                   COM              500255104 181,702   3,427,700  SH        OTHER     01/02    3,427,700
McClatchy Co                 CL A             579489105   7,723     158,100  SH        OTHER     01/02      158,100
McDonalds Corp               COM              580135101  65,988   1,920,500  SH        OTHER     01/02    1,920,500
MCF Corp                     COM              580395101   9,100   6,500,000  SH        OTHER     01/02    6,500,000
Mellon Finl Corp             COM              58551A108 187,600   5,269,654  SH        OTHER     01/02    5,269,654
Merrill Lynch & Co Inc       COM              590188108  35,048     445,000  SH        OTHER     01/02      445,000
MFA Mtg Invts Inc            COM              55272X102  19,506   3,071,814  SH        OTHER     01/02    3,071,814
Michaels Stores Inc          COM              594087108 131,530   3,500,000  SH        OTHER     01/02    3,500,000
Microsoft Corp               COM              594918104   6,803     250,000  SH CALL   OTHER     01/02      250,000
Microsoft Corp               COM              594918104   1,361      50,000  SH        OTHER     01/02       50,000
Morgan Stanley               COM NEW          617446448 180,576   2,874,500  SH        OTHER     01/02    2,874,500
National Australia Bk Ltd    CAP UTS EXCHBL   632525309  11,013     250,000  SH        OTHER     01/02      250,000
New York Times Co            CL A             650111107  46,444   1,835,000  SH        OTHER     01/02    1,835,000
News Corporation Ltd         CL A             65248E104 106,227   6,395,352  SH        OTHER     01/02    6,395,352
Nortel Networks Corp         COM              656568102  11,242   3,685,800  SH        OTHER     01/02    3,685,800
Novelis Inc                  COM              67000X106  32,944   1,601,563  SH        OTHER     01/02    1,601,563
NRG Energy Inc               COM NEW          629377508   4,567     101,000  SH        OTHER     01/02      101,000
NTL Inc                      COM              62941W101  74,958   2,574,999  SH        OTHER     01/02    2,574,999
Office Depot                 COM              676220106 115,224   3,094,100  SH        OTHER     01/02    3,094,100
Omnicare Inc                 COM              681904108  27,495     500,000  SH        OTHER     01/02      500,000
Pactiv Corp                  COM              695257105  75,802   3,088,900  SH        OTHER     01/02    3,088,900
Peoples Bank                 COM              710198102     622      19,000  SH        OTHER     01/02       19,000
Pinnacle Entmt Inc           COM              723456109   8,200     291,100  SH        OTHER     01/02      291,100
Pioneer Nat Res Co           COM              723787107 180,302   4,074,612  SH        OTHER     01/02    4,074,612
Pulte Homes Inc              COM              745867101  19,402     505,000  SH        OTHER     01/02      505,000
RCN Corp                     COM NEW          749361200  43,234   1,669,278  SH        OTHER     01/02    1,669,278
Readers Digest Assn Inc      COM              755267101  92,892   6,297,731  SH        OTHER     01/02    6,297,731
Reinsurance Group Amer Inc   COM              759351109   9,458     200,000  SH        OTHER     01/02      200,000
Reliant Energy Inc           COM              75952B105  95,220   9,000,000  SH        OTHER     01/02    9,000,000
Saks Incorporated            COM              79377W108  28,417   1,472,409  SH        OTHER     01/02    1,472,409
Sara Lee Corp                COM              803111103  37,548   2,100,000  SH        OTHER     01/02    2,100,000
Select Sector SPDR TR        SBI INT-ENERGY   81369Y506  25,185     463,551  SH        OTHER     01/02      463,551
Silver Wheaton Corp          COM              828336107   2,401     225,000  SH        OTHER     01/02      225,000
Sprint Nextel Corp           COM FON          852061100  81,724   3,162,700  SH        OTHER     01/02    3,162,700
Standard-Pacific Corp        COM              85375C101  28,560     849,500  SH        OTHER     01/02      849,500
Station Casinos Inc          COM              857689103  99,974   1,259,600  SH        OTHER     01/02    1,259,600
Sun Microsystems Inc         COM              866810104     513     100,000  SH CALL   OTHER     01/02      100,000
Teekay Shipping Corp         COM              Y8564W103  38,227   1,031,200  SH        OTHER     01/02    1,031,200
Teradyne Inc                 SDCV 3.750% 10/1 880770AD4  24,049  24,200,000 PRN        OTHER     01/02   24,200,000
Time Warner Inc              COM              887317105 127,254   7,579,156  SH        OTHER     01/02    7,579,156
TreeHouse Foods Inc          COM              89469A104  67,652   2,548,100  SH        OTHER     01/02    2,548,100
TXU Corp                     COM              873168108   4,476     100,000  SH PUT    OTHER     01/02      100,000
Waddell & Reed Finl Inc      CL A             930059100  24,894   1,077,645  SH        OTHER     01/02    1,077,645
WellCare Health Plans Inc    COM              94946T106  17,263     379,900  SH        OTHER     01/02      379,900
Wendys Intl Inc              COM              950590109 523,749   8,439,392  SH        OTHER     01/02    8,439,392
Western Silver Corp          COM              959531104   9,289     395,800  SH        OTHER     01/02      395,800
Xerox Corp                   COM              984121103 112,893   7,427,169  SH        OTHER     01/02    7,427,169